June 8, 2012

VIA EDGAR TRANSMISSION

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Notice Submission

The Dreyfus/Laurel Funds Trust
  Dreyfus Emerging Markets Debt Local Currency Fund
1933 Act File No.: 33-43846
1940 Act File No.: 811-524
 CIK No.: 0000053808

Type of Filing: 497 K

Filed on: June 8, 2012

Accession Number: 0000053808-12-000026

Ladies and Gentlemen:

            On June 8, 2012, The Dreyfus/Laurel Funds Trust on behalf of Dreyfus Emerging Markets Debt Local Currency Fund transmitted a 497K with Accession Number: 0000053808-12-000026.

            Please note that the Form 497K was erroneously filed as 497K type, but it should have been filed as Form 497. The Form 497K with Accession Number: 0000053808-12-000026 should be disregarded.

            Please address any comments or questions to my attention at (212) 922-6906.

/s/ Liliana Holguin
Liliana Holguin
Legal Assistant